Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2023
Fidelity Advisor Asset Manager 20% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(15.65%)
Past 5 years	0.49%
Past 10 years	2.12%
Fidelity Advisor Asset Manager 20% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.72%)
Past 5 years	(0.42%)
Past 10 years	1.12%
Fidelity Advisor Asset Manager 20% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.93%)
Past 5 years	0.11%
Past 10 years	1.32%
Fidelity Advisor Asset Manager 20% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(12.04%)
Past 5 years	0.91%
Past 10 years	2.10%
Fidelity Advisor Asset Manager 20% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(13.86%)
Past 5 years	0.70%
Past 10 years	2.10%
Fidelity Advisor Asset Manager 20% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(10.27%)
Past 5 years	1.95%
Past 10 years	3.00%
Fidelity Advisor Asset Manager 20% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(10.18%)
Since Inception	2.15%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0056
Average Annual Return:
Past 1 year	(9.69%)
Past 5 years	1.93%
Past 10 years	2.87%

[1]	AFrom October 2, 2018.